Change of Control at CVR Energy (Details) (CVR Energy, Icahn, USD $)	Dec. 31, 2012 item	Apr. 18, 2012 item
CVR Energy | Icahn
Change of Control at CVR Energy
Number of non-transferable contingent cash payments right for each share		1
Ownership percentage held by controlling stockholder	82.00%
Offer price per Share on restricted stock awards vested in 2012 (in dollars per share)	$ 30.00	$ 30.00
Number of non-transferable contingent cash payments right for each restricted stock awards vested in 2012 (in shares)	1